Dividend (Detail) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 26, 2017 USD ($) Installment	Feb. 07, 2017 USD ($) Installment	Nov. 26, 2017 USD ($)	Feb. 26, 2017 USD ($)	May 29, 2016 USD ($)	Feb. 28, 2016 USD ($)	May 31, 2015 USD ($)	May 25, 2014 USD ($)	Nov. 27, 2016 USD ($)	Nov. 29, 2015 USD ($)	Nov. 30, 2014 USD ($)
Dividends Payable [Line Items]
Dividend declared	$ 70,000	$ 70,000							$ 60,000	$ 50,000	$ 30,003
Number of dividend installments | Installment	2	2
Dividend installments	$ 35,000
Dividend paid				$ 35,000	$ 60,000	$ 0	$ 50,000	$ 30,000	$ 60,000	$ 50,000	$ 30,003
Scenario, Forecast [Member]
Dividends Payable [Line Items]
Dividend paid			$ 35,000